Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 53.1%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,610,431	23,285,042
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	5,308,804	45,231,009
DWS Floating Rate Fund "Institutional" (a)	5,111,602	39,410,453
DWS Global Macro Fund "Institutional" (a)	2,211,261	21,029,093
DWS RREEF Global Infrastructure Fund "Institutional" (a)	3,343,329	49,681,862
DWS RREEF Real Estate Securities Fund "Institutional" (a)	2,713,262	50,982,200
Total Mutual Funds (Cost $244,958,844)		229,619,659
Exchange-Traded Funds 37.5%
iShares Global Infrastructure ETF	490,135	18,909,408
iShares JP Morgan USD Emerging Markets Bond ETF	187,560	20,798,529
iShares U.S. Preferred Stock ETF	1,104,703	40,266,424
SPDR Bloomberg Barclays Convertible Securities ETF	1,198,544	82,567,696
Total Exchange-Traded Funds (Cost $148,499,060)		162,542,057
Cash Equivalents 9.5%
DWS Central Cash Management Government Fund, 0.09% (a) (b)	17,060,319	17,060,319
DWS ESG Liquidity Fund “Institutional Shares”, 0.22% (a) (b)	23,903,036	23,905,426
Total Cash Equivalents (Cost $40,941,842)		40,965,745
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $434,399,746)	100.1	433,127,461
Other Assets and Liabilities, Net	(0.1)	(381,822)
Net Assets	100.0	432,745,639

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Mutual Funds 53.1%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
19,550,537	4,762,450	—	—	(1,027,945)	737,150	—	2,610,431	23,285,042
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
45,239,972	4,592,494	—	—	(4,601,457)	567,194	—	5,308,804	45,231,009
DWS Floating Rate Fund "Institutional" (a)
39,558,492	9,639,874	6,650,000	(1,747,232)	(1,390,681)	1,044,373	—	5,111,602	39,410,453
DWS Global Macro Fund "Institutional" (a)
8,887,591	12,891,287	—	—	(749,785)	107,137	—	2,211,261	21,029,093
DWS RREEF Global Infrastructure Fund "Institutional" (a)
43,335,324	10,654,239	—	—	(4,307,701)	577,239	—	3,343,329	49,681,862
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
11,176,441	—	7,995,646	(3,069,600)	(111,195)	—	—	—	—
DWS RREEF Real Estate Securities Fund "Institutional" (a)
26,423,025	29,161,780	—	—	(4,602,605)	934,140	412,042	2,713,262	50,982,200
Cash Equivalents 9.5%
DWS Central Cash Management Government Fund, 0.09% (a) (b)
27,144,085	118,528,693	128,612,459	—	—	166,620	—	17,060,319	17,060,319
DWS ESG Liquidity Fund “Institutional Shares”, 0.22% (a) (b)
22,402,874	33,515,549	32,008,300	13,665	(18,362)	204,011	—	23,903,036	23,905,426
243,718,341	223,746,366	175,266,405	(4,803,167)	(16,809,731)	4,337,864	412,042	62,262,044	270,585,404

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$229,619,659	$—	$—	$229,619,659
Exchange-Traded Funds	162,542,057	—	—	162,542,057
Short-Term Investments	40,965,745	—	—	40,965,745
Total	$433,127,461	$—	$—	$433,127,461